PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Mar. 31, 2024
Prepaid Expenses And Other Receivables
PREPAID EXPENSES AND OTHER RECEIVABLES

11. PREPAID EXPENSES AND OTHER RECEIVABLES

	Year ended March 31,
	$2024	2023
Group
Other receivables	5,585	340,848
VAT receivable	16,227	80,099
Prepayments	130,126	171,248
	151,938	592,195

There are no differences between the carrying amount and fair value of any of the trade and other receivables above.

Prepayments includes no prepaid invoices relating to the OK-101 project.